UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2019
MFS®  Multimarket Income Trust

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 121.7%
Aerospace – 1.0%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$425,000	$ 409,594
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		290,000	278,458
L3 Technologies, Inc., 3.85%, 6/15/2023		600,000	606,255
Lockheed Martin Corp., 3.55%, 1/15/2026		406,000	411,278
TransDigm, Inc., 6.5%, 7/15/2024		800,000	789,000
TransDigm, Inc., 6.25%, 3/15/2026 (z)		1,302,000	1,321,530
TransDigm, Inc., 6.375%, 6/15/2026		440,000	423,500
			$ 4,239,615
Apparel Manufacturers – 0.2%
Coach, Inc., 4.125%, 7/15/2027		$673,000	$ 631,681
Asset-Backed & Securitized – 2.2%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.102% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)		$1,205,026	$ 1,118,134
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.659% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)		335,242	335,881
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,209,183	383,497
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.48% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)		2,500,000	2,457,873
Lehman Brothers Commercial Conduit Mortgage Trust, 1.119%, 2/18/2030 (i)		71,933	1
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.679% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		2,500,000	2,484,673
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 4.17% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		2,139,000	2,085,437
			$ 8,865,496
Automotive – 1.7%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$1,715,000	$ 1,687,131
Allison Transmission, Inc., 4.75%, 10/01/2027 (z)		300,000	279,000
FCA Bank S.p.A., 1%, 2/21/2022	EUR	275,000	311,613
Ferrari N.V., 1.5%, 3/16/2023		1,100,000	1,263,852
General Motors Financial Co., Inc., 3.45%, 4/10/2022		$486,000	475,180
General Motors Financial Co., Inc., 4.35%, 1/17/2027		195,000	182,552
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		970,000	877,850
Jaguar Land Rover Automotive PLC, 4.5%, 10/01/2027 (n)		240,000	177,600
Lear Corp., 5.25%, 1/15/2025		721,000	738,148
Volkswagen International Finance N.V., 1.875%, 3/30/2027	EUR	300,000	327,653
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		$592,000	570,577
			$ 6,891,156
Banks & Diversified Financials (Covered Bonds) – 0.2%
BPER Banca S.p.A., 5.125% to 5/31/2022, FLR (EUR Swap Rate - 5yr. + 4.910%) to 5/31/2027	EUR	800,000	$ 879,974
Broadcasting – 2.1%
Fox Corp., 4.709%, 1/25/2029 (z)		$122,000	$ 127,272
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		1,280,000	1,299,200
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		150,000	151,875
Match Group, Inc., 6.375%, 6/01/2024		1,060,000	1,107,700
Netflix, Inc., 5.875%, 2/15/2025		1,160,000	1,201,702
Netflix, Inc., 4.875%, 4/15/2028		280,000	266,350
Netflix, Inc., 5.875%, 11/15/2028 (n)		1,065,000	1,079,644
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	305,000	351,721
SES S.A., 5.625% to 1/29/2024, FLR (EUR Swap Rate - 5yr. + 5.40%) to 1/29/2029, FLR (EUR Swap Rate - 5yr. + 5.65%) to 1/29/2044, FLR (EUR Swap Rate - 5yr. + 6.40%) to 12/29/2049		300,000	359,524
WMG Acquisition Corp., 5%, 8/01/2023 (n)		$250,000	248,125
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		1,135,000	1,112,300
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		195,000	192,563
WPP Finance, 3.75%, 9/19/2024		352,000	335,957
WPP Finance, 2.875%, 9/14/2046	GBP	475,000	489,925

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
WPP Finance 2016 Co., 1.375%, 3/20/2025	EUR	350,000	$ 391,496
			$ 8,715,354
Brokerage & Asset Managers – 0.3%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$335,000	$ 325,976
Euroclear Investments S.A., 2.625%, 4/11/2048	EUR	300,000	334,795
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$274,000	272,632
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		450,000	458,341
			$ 1,391,744
Building – 3.1%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,350,000	$ 1,387,125
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		695,000	696,494
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		1,085,000	1,010,406
Core & Main LP, 6.125%, 8/15/2025 (z)		360,000	342,900
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		451,000	398,774
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		210,000	199,500
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		830,000	747,000
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		225,000	207,415
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		357,000	328,284
Masco Corp., 4.45%, 4/01/2025		170,000	171,585
Masco Corp., 4.375%, 4/01/2026		791,000	790,850
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		390,000	369,037
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		935,000	935,000
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		861,000	822,255
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		384,000	384,000
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		985,000	977,612
Standard Industries, Inc., 6%, 10/15/2025 (n)		1,030,000	1,035,150
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		596,000	539,559
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		995,000	1,002,164
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)		405,000	380,194
			$ 12,725,304
Business Services – 3.1%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$360,000	$ 362,700
CDK Global, Inc., 4.875%, 6/01/2027		1,300,000	1,261,000
Cisco Systems, Inc., 2.2%, 2/28/2021		530,000	524,734
Equinix, Inc., 5.375%, 4/01/2023		1,065,000	1,076,981
Equinix, Inc., 5.75%, 1/01/2025		862,000	890,015
Equinix, Inc., 5.875%, 1/15/2026		530,000	547,384
Equinix, Inc., 2.875%, 2/01/2026	EUR	600,000	675,291
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$180,000	180,006
Fidelity National Information Services, Inc., 5%, 10/15/2025		58,000	61,387
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,004,000	933,910
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		975,000	914,063
First Data Corp., 5%, 1/15/2024 (n)		1,760,000	1,798,500
MSCI, Inc., 4.75%, 8/01/2026 (n)		1,070,000	1,065,987
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		590,000	610,278
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)		1,245,000	1,195,175
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		640,000	644,352
			$ 12,741,763
Cable TV – 5.8%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$525,000	$ 527,783
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,545,000	1,575,900
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		1,025,000	1,030,433
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		1,705,000	1,730,575
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		840,000	842,352
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		347,000	370,529

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		$665,000	$ 658,350
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,295,000	2,243,317
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		450,000	462,375
DISH DBS Corp., 5.875%, 11/15/2024		755,000	625,706
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		310,000	289,850
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		1,190,000	1,082,900
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	417,000	323,682
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$540,000	539,325
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,215,000	1,262,081
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		650,000	658,125
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		388,000	384,605
Sky PLC, 2.5%, 9/15/2026	EUR	600,000	734,969
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		$1,600,000	1,512,000
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	175,055
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		1,230,000	1,269,975
Videotron Ltd., 5.375%, 6/15/2024 (n)		215,000	224,546
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,635,000	1,639,087
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		400,000	394,152
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		930,000	916,050
VTR Finance B.V., 6.875%, 1/15/2024 (n)		770,000	793,023
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,305,000	1,223,437
			$ 23,490,182
Chemicals – 2.2%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$493,000	$ 471,197
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		1,290,000	1,259,362
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		805,000	792,925
International Flavors & Fragrances, Inc., 0.5%, 9/25/2021	EUR	275,000	315,835
OCI N.V., 6.625%, 4/15/2023 (n)		$1,215,000	1,248,413
PolyOne Corp., 5.25%, 3/15/2023		965,000	969,825
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024		472,000	486,863
Sasol Financing USA LLC, 6.5%, 9/27/2028		1,223,000	1,291,109
SPCM S.A., 4.875%, 9/15/2025 (n)		1,450,000	1,363,000
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	625,000	689,192
Starfruit Finco B.V./Starfruit US Holdco LLC, 6.5%, 10/01/2026		205,000	226,055
			$ 9,113,776
Computer Software – 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$840,000	$ 853,702
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		600,000	627,577
Microsoft Corp., 4.1%, 2/06/2037		922,000	971,530
VeriSign, Inc., 4.75%, 7/15/2027		405,000	403,380
			$ 2,856,189
Computer Software - Systems – 1.4%
Apple, Inc., 3.05%, 7/31/2029	GBP	450,000	$ 634,592
Apple, Inc., 4.5%, 2/23/2036		$1,100,000	1,179,015
Apple, Inc., 4.25%, 2/09/2047		135,000	138,292
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		160,000	165,520
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		445,000	441,663
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		965,000	969,825
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		720,000	732,600
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,555,000	1,574,438
			$ 5,835,945
Conglomerates – 2.8%
Amsted Industries Co., 5%, 3/15/2022 (n)		$1,510,000	$ 1,494,900
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,040,000	1,050,400
CFX Escrow Corp., 6%, 2/15/2024 (z)		155,000	155,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
CFX Escrow Corp., 6.375%, 2/15/2026 (z)		$100,000	$ 100,000
Colfax Corp., 3.25%, 5/15/2025	EUR	400,000	441,037
EnerSys, 5%, 4/30/2023 (n)		$1,540,000	1,528,450
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,615,000	1,566,550
Gates Global LLC, 6%, 7/15/2022 (n)		457,000	459,422
General Electric Co., 4.5%, 3/11/2044		214,000	184,232
Roper Technologies, Inc., 4.2%, 9/15/2028		343,000	345,828
Smiths Group PLC, 2%, 2/23/2027	EUR	300,000	340,111
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		$820,000	828,512
Thyssenkrupp AG, 1.375%, 3/03/2022	EUR	650,000	738,328
TriMas Corp., 4.875%, 10/15/2025 (n)		$1,280,000	1,241,600
United Technologies Corp., 4.625%, 11/16/2048		458,000	470,922
Wabtec Corp., 4.7%, 9/15/2028		364,000	346,415
			$ 11,291,707
Construction – 0.7%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$590,000	$ 92,925
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		914,000	143,955
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		1,285,000	1,191,837
Toll Brothers Finance Corp., 4.875%, 11/15/2025		345,000	335,513
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,150,000	1,046,500
			$ 2,810,730
Consumer Products – 0.9%
Coty, Inc., 4%, 4/15/2023 (z)	EUR	300,000	$ 317,747
Coty, Inc., 6.5%, 4/15/2026 (n)		$570,000	513,000
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		1,010,000	982,225
Energizer Holdings, Inc., 7.75%, 1/15/2027 (z)		50,000	51,518
JAB Holdings B.V., 2%, 5/18/2028	EUR	600,000	677,706
JAB Holdings B.V., 2.5%, 6/25/2029		300,000	349,353
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$500,000	500,609
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	374,870
			$ 3,767,028
Consumer Services – 2.3%
Bookings Holdings, Inc., 1.8%, 3/03/2027	EUR	550,000	$ 639,636
Cimpress N.V., 7%, 6/15/2026 (n)		$815,000	794,625
Experian Finance PLC, 4.25%, 2/01/2029 (n)		778,000	784,584
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		850,000	843,625
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	450,000	515,036
IHS Markit Ltd., 4%, 3/01/2026 (n)		$165,000	157,542
ManpowerGroup, 1.75%, 6/22/2026	EUR	450,000	520,486
Matthews International Corp., 5.25%, 12/01/2025 (n)		$1,005,000	947,212
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		880,000	840,136
Priceline Group, Inc., 3.55%, 3/15/2028		238,000	229,328
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,015,000	992,162
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		1,052,000	685,083
Visa, Inc., 2.8%, 12/14/2022		542,000	543,439
Visa, Inc., 4.15%, 12/14/2035		465,000	492,664
Visa, Inc., 3.65%, 9/15/2047		273,000	263,315
			$ 9,248,873
Containers – 3.1%
ARD Finance S.A., 6.625%, 9/15/2023	EUR	260,000	$ 284,948
ARD Finance S.A., 7.125%, 9/15/2023		$970,000	936,050
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)		255,718	212,885
Ball Corp., 5.25%, 7/01/2025		330,000	345,230
Berry Global Group, Inc., 5.5%, 5/15/2022		215,000	216,406
Berry Global Group, Inc., 6%, 10/15/2022		680,000	695,300

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)		$420,000	$ 387,450
Crown American LLC, 4.5%, 1/15/2023		1,147,000	1,152,735
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		590,000	560,500
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		420,000	411,600
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		810,000	757,350
Multi-Color Corp., 6.125%, 12/01/2022 (n)		1,426,000	1,436,695
Reynolds Group, 5.75%, 10/15/2020		581,465	583,674
Reynolds Group, 5.125%, 7/15/2023 (n)		725,000	726,341
Reynolds Group, 7%, 7/15/2024 (n)		195,000	199,388
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		839,000	822,681
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,110,000	1,121,100
Silgan Holdings, Inc., 4.75%, 3/15/2025		890,000	854,400
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)		800,000	804,000
			$ 12,508,733
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$2,085,000	$ 1,777,254
Electronics – 1.1%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	800,000	$ 930,014
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$767,000	704,753
Qorvo, Inc., 5.5%, 7/15/2026 (n)		965,000	957,763
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		965,000	1,001,187
Sensata Technologies B.V., 5%, 10/01/2025 (n)		890,000	894,450
			$ 4,488,167
Emerging Market Quasi-Sovereign – 8.7%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,100,000	$ 1,075,312
Aeropuerto Internacional de Tocumen S.A., 6%, 11/18/2048 (n)		1,020,000	1,054,425
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	951,212
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)		1,242,000	1,272,532
Corporacion Nacional del Cobre de Chile, 4.375%, 2/05/2049 (z)		1,007,000	962,088
DAE Funding LLC, 5.75%, 11/15/2023 (n)		680,000	686,800
DAE Funding LLC, 5%, 8/01/2024 (n)		1,655,000	1,626,865
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		423,000	408,829
Empresa Nacional del Petroleo, 3.75%, 8/05/2026		1,306,000	1,262,249
EQUATE Petrochemical B.V., 4.25%, 11/03/2026		1,034,000	1,028,739
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)		1,052,000	1,077,827
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,273,109
Gaz Capital S.A., 4.95%, 2/06/2028 (n)		492,000	480,463
KazMunayGas National Co., 5.375%, 4/24/2030 (n)		1,002,000	1,036,469
KazMunayGas National Co., 6.375%, 10/24/2048 (n)		984,000	1,050,420
KazTransGas JSC, 4.375%, 9/26/2027		558,000	537,075
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		1,010,000	1,030,200
NTPC Ltd., 4.25%, 2/26/2026		1,313,000	1,281,947
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)		371,000	363,202
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		373,000	394,691
Petrobras Global Finance B.V., 5.299%, 1/27/2025		1,298,000	1,297,156
Petrobras Global Finance B.V., 5.999%, 1/27/2028		1,330,000	1,327,340
Petrobras Global Finance B.V., 5.75%, 2/01/2029		1,322,000	1,296,618
Petroleos del Peru S.A., 4.75%, 6/19/2032		1,067,000	1,057,664
Petroleos Mexicanos, 1.875%, 4/21/2022	EUR	450,000	493,179
Petroleos Mexicanos, 5.35%, 2/12/2028		$1,000,000	875,000
Petroleos Mexicanos, 6.5%, 1/23/2029		1,239,000	1,167,448
PT Indonesia Asahan Aluminium (Persero), 6.757%, 11/15/2048 (n)		753,000	827,709
PT Pertamina Persero, 6.5%, 11/07/2048 (n)		1,200,000	1,327,435
PT Perusahaan Listrik Negara, 2.875%, 10/25/2025 (n)	EUR	500,000	589,746
REC Ltd., 5.25%, 11/13/2023 (n)		$241,000	242,321
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)		666,000	652,144

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		$1,367,000	$ 1,517,370
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,263,000	2,322,110
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,267,200
			$ 35,114,894
Emerging Market Sovereign – 9.4%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,087,000	$ 1,008,753
Arab Republic of Egypt, 7.903%, 2/21/2048		1,120,000	1,031,029
Dominican Republic, 5.95%, 1/25/2027		997,000	1,024,418
Dominican Republic, 6.85%, 1/27/2045		1,023,000	1,056,248
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		1,415,000	1,495,429
Gabonese Republic, 6.95%, 6/16/2025		883,000	847,680
Government of Mongolia, 8.75%, 3/09/2024		941,000	1,031,041
Government of Ukraine, 7.75%, 9/01/2023		1,061,000	1,010,868
Government of Ukraine, 7.75%, 9/01/2024		1,289,000	1,205,130
Government of Ukraine, 9.75%, 11/01/2028 (n)		1,227,000	1,217,110
Islamic Republic of Pakistan, 6.875%, 12/05/2027		1,092,000	1,064,918
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		942,000	959,239
Republic of Angola, 8.25%, 5/09/2028		991,000	1,020,492
Republic of Argentina, 6.875%, 4/22/2021		1,489,000	1,421,995
Republic of Argentina, 4.625%, 1/11/2023		1,232,000	1,056,440
Republic of Argentina, 7.5%, 4/22/2026		1,184,000	1,049,628
Republic of Argentina, 6.875%, 1/26/2027		1,469,000	1,243,523
Republic of Colombia, 4.5%, 3/15/2029		1,216,000	1,244,588
Republic of Colombia, 5%, 6/15/2045		1,050,000	1,064,186
Republic of Colombia, 5.2%, 5/15/2049		1,003,000	1,037,604
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	750,000	795,113
Republic of El Salvador, 7.65%, 6/15/2035		$1,029,000	1,029,000
Republic of Hungary, 7.625%, 3/29/2041		488,000	701,964
Republic of Indonesia, 4.125%, 1/15/2025 (n)		339,000	340,838
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	1,083,092
Republic of South Africa, 4.875%, 4/14/2026		864,000	854,565
Republic of South Africa, 5.875%, 6/22/2030		1,037,000	1,063,945
Republic of Sri Lanka, 6.125%, 6/03/2025		668,000	637,217
Republic of Turkey, 6.25%, 9/26/2022		1,292,000	1,311,380
Republic of Turkey, 7.25%, 12/23/2023		1,244,000	1,304,222
Republic of Turkey, 7.625%, 4/26/2029		856,000	898,769
Republic of Turkey, 6.875%, 3/17/2036		1,122,000	1,101,380
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,018,400
Russian Federation, 4.25%, 6/23/2027		1,000,000	977,418
United Mexican States, 3.75%, 1/11/2028		1,450,000	1,381,850
United Mexican States, 4.5%, 4/22/2029		1,300,000	1,303,250
United Mexican States, 4.6%, 2/10/2048		397,000	366,435
			$ 38,259,157
Energy - Independent – 3.6%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$326,905	$ 268
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		213,708	175
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024		920,000	635,076
Callon Petroleum Co., 6.375%, 7/01/2026		1,090,000	1,092,725
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		505,000	498,688
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		1,360,000	1,305,600
Diamondback Energy, Inc., 5.375%, 5/31/2025		2,425,000	2,483,927
Gulfport Energy Corp., 6%, 10/15/2024		720,000	676,800
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028		998,000	1,052,640
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)		625,000	546,875
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		1,060,000	1,049,400
Oasis Petroleum, Inc., 6.25%, 5/01/2026 (n)		845,000	801,694
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)		225,000	222,750

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		$1,700,000	$ 1,685,125
Sanchez Energy Corp., 6.125%, 1/15/2023		710,000	124,250
SM Energy Co., 6.75%, 9/15/2026		915,000	901,412
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	406,175
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	986,563
			$ 14,470,143
Energy - Integrated – 0.1%
Eni S.p.A., 4%, 9/12/2023 (n)		$329,000	$ 331,847
Entertainment – 1.0%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025		$390,000	$ 359,736
Constellation Merger Sub, Inc., 8.5%, 9/15/2025 (z)		240,000	230,700
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		1,260,000	1,272,600
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		2,205,000	2,182,950
			$ 4,045,986
Financial Institutions – 1.6%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$ 151,781
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		650,000	584,690
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	350,000	425,778
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		$975,000	989,820
Cabot Financial (Luxembourg) S.A., 7.5%, 10/01/2023	GBP	400,000	494,079
EXOR N.V., 1.75%, 1/18/2028	EUR	450,000	492,095
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,086,000	1,035,033
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,955,000	1,984,325
Wand Merger Corp., 8.125%, 7/15/2023 (n)		480,000	485,856
			$ 6,643,457
Food & Beverages – 3.2%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	325,000	$ 357,677
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$221,000	225,063
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,729,000	1,725,002
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		209,000	191,053
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		550,000	574,320
Aramark Services, Inc., 4.75%, 6/01/2026		1,045,000	1,026,712
Aramark Services, Inc., 5%, 2/01/2028 (n)		655,000	639,444
Constellation Brands, Inc., 4.25%, 5/01/2023		894,000	919,214
Constellation Brands, Inc., 4.75%, 12/01/2025		313,000	328,146
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		1,450,000	1,435,500
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		852,000	871,170
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		430,000	434,300
Kraft Heinz Foods Co., 5.2%, 7/15/2045		60,000	56,622
Kraft Heinz Foods Co., 4.375%, 6/01/2046		256,000	220,549
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		750,000	746,250
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		445,000	441,218
Marfrig Holdings (Europe) B.V., 8%, 6/08/2023 (n)		373,000	384,414
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)		1,340,000	1,293,100
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		1,260,000	1,281,785
			$ 13,151,539
Gaming & Lodging – 2.9%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$760,000	$ 767,600
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		530,000	546,557
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025		760,000	776,743
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		160,000	163,413
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028		640,000	667,098
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)		800,000	806,000
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,355,000	1,334,675

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023 (z)		$825,000	$ 812,625
MGM Resorts International, 6.625%, 12/15/2021		465,000	491,133
MGM Resorts International, 6%, 3/15/2023		480,000	498,000
MGM Resorts International, 5.75%, 6/15/2025		1,110,000	1,115,550
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,030,000	1,031,287
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		685,000	687,569
Sands China Ltd., 5.4%, 8/08/2028		1,047,000	1,034,031
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)		1,015,000	1,015,000
			$ 11,747,281
Health Maintenance Organizations – 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)		$522,000	$ 532,579
Industrial – 0.8%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)		$820,000	$ 811,800
Investor AB, 1.5%, 9/12/2030	EUR	400,000	468,586
Kaefer Isoliertechnik GmbH & Co, 5.5%, 1/10/2024 (n)		550,000	621,143
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		$1,330,000	1,281,562
			$ 3,183,091
Insurance – 0.3%
American International Group, Inc., 1.875%, 6/21/2027	EUR	400,000	$ 453,164
Argentum Zurich Insurance, 3.5%, 10/01/2046		500,000	616,630
Unum Group, 4%, 3/15/2024		$259,000	257,504
			$ 1,327,298
Insurance - Health – 1.0%
Aetna, Inc., 2.8%, 6/15/2023		$460,000	$ 447,362
Centene Corp., 6.125%, 2/15/2024		540,000	565,650
Centene Corp., 5.375%, 6/01/2026 (n)		1,689,000	1,743,893
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,009,000	1,101,933
			$ 3,858,838
Insurance - Property & Casualty – 1.4%
AssuredPartners Inc., 7%, 8/15/2025 (n)		$950,000	$ 907,250
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		359,000	356,606
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		144,000	142,785
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		336,000	335,736
Chubb INA Holdings, Inc., 1.55%, 3/15/2028	EUR	100,000	115,211
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		227,000	261,509
CNA Financial Corp., 5.875%, 8/15/2020		$700,000	726,320
Hiscox Ltd., 6.125%, 11/24/2045	GBP	350,000	485,621
Hub International Ltd., 7%, 5/01/2026 (n)		$955,000	926,350
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		315,000	314,390
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		197,000	189,500
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	300,000	420,913
XLIT Ltd., 3.25%, 6/29/2047	EUR	500,000	578,195
			$ 5,760,386
International Market Quasi-Sovereign – 0.2%
Landsbanki Islands HF, 1.125%, 1/19/2024	EUR	550,000	$ 604,374
International Market Sovereign – 0.1%
Government of Japan, 2.4%, 3/20/2037	JPY	24,900,000	$ 309,315
Leisure & Toys – 0.1%
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	500,000	$ 568,289

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$ 378,232
Province of British Columbia, 2.3%, 6/18/2026		595,000	447,394
			$ 825,626
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,125,000	$ 1,153,125
Major Banks – 5.3%
Bank of America Corp., 2.625%, 4/19/2021		$1,661,000	$ 1,648,988
Bank of America Corp., 3.248%, 10/21/2027		1,532,000	1,465,897
Bank of New York Mellon Corp., 2.95%, 1/29/2023		661,000	660,182
Bank of New York Mellon Corp., 3.442%, 2/07/2028		647,000	647,379
Bankia S.A., 6%, 7/18/2065	EUR	600,000	673,025
Barclays Bank PLC, 6%, 1/14/2021		500,000	621,368
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		500,000	564,518
Goldman Sachs Group, Inc., 3%, 4/26/2022		$1,250,000	1,236,325
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	400,275
JPMorgan Chase & Co., 3.25%, 9/23/2022		1,918,000	1,933,383
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,137,000	1,086,155
JPMorgan Chase & Co., 4.26%, 2/22/2048		600,000	590,995
Morgan Stanley, 2.5%, 4/21/2021		1,250,000	1,233,974
Morgan Stanley, 3.125%, 7/27/2026		572,000	548,619
Morgan Stanley, 3.95%, 4/23/2027		988,000	964,062
Nationwide Building Society, 1.5%, 3/08/2026	EUR	200,000	223,852
PNC Bank N.A., 2.6%, 7/21/2020		$1,067,000	1,062,184
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023		479,000	470,518
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,027,000	1,013,377
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		990,000	991,368
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	500,000	579,854
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR (LIBOR - 3mo. + 0.954%) to 8/15/2023 (n)		$1,250,000	1,216,203
UBS Group Funding (Switzerland) AG, 7% to 1/31/2024, FLR (Swap Rate - 5yr. + 4.34%) to 7/28/2060 (n)		1,043,000	1,049,519
Wells Fargo & Co., 4.15%, 1/24/2029		494,000	507,320
			$ 21,389,340
Medical & Health Technology & Services – 4.1%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023		$945,000	$ 928,462
Avantor, Inc., 9%, 10/01/2025 (n)		860,000	885,800
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	700,000	808,815
Becton, Dickinson and Co., 3.734%, 12/15/2024		$66,000	65,789
Becton, Dickinson and Co., 4.685%, 12/15/2044		270,000	266,919
DaVita, Inc., 5%, 5/01/2025		590,000	567,875
Encompass Health Corp., 5.75%, 9/15/2025		370,000	373,700
HCA, Inc., 7.5%, 2/15/2022		835,000	914,325
HCA, Inc., 5%, 3/15/2024		785,000	816,793
HCA, Inc., 5.375%, 2/01/2025		1,820,000	1,878,586
HCA, Inc., 5.875%, 2/15/2026		805,000	849,275
HCA, Inc., 5.25%, 6/15/2026		471,000	494,256
HealthSouth Corp., 5.125%, 3/15/2023		1,120,000	1,126,664
HealthSouth Corp., 5.75%, 11/01/2024		245,000	247,756
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)		775,000	724,625
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		364,000	340,863
Life Technologies Corp., 6%, 3/01/2020		363,000	373,114
Northwell Healthcare, Inc., 4.26%, 11/01/2047		532,000	510,352
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)		565,000	546,638
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		625,000	625,781
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		920,000	917,976
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		367,000	361,795
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		245,000	232,031
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		938,000	894,625

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		$985,000	$ 891,425
			$ 16,644,240
Medical Equipment – 0.7%
Abbott Laboratories, 4.9%, 11/30/2046		$750,000	$ 834,960
Teleflex, Inc., 5.25%, 6/15/2024		1,005,000	1,012,537
Teleflex, Inc., 4.875%, 6/01/2026		445,000	447,092
Teleflex, Inc., 4.625%, 11/15/2027		695,000	677,625
			$ 2,972,214
Metals & Mining – 3.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$910,000	$ 903,175
Cameco Corp., 5.67%, 9/02/2019	CAD	420,000	324,524
Cleveland-Cliffs, Inc., 5.75%, 3/01/2025		$340,000	328,950
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		670,000	641,532
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034		1,410,000	1,251,375
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		1,707,000	1,783,815
Glencore Funding LLC, 3%, 10/27/2022 (n)		885,000	856,158
Kaiser Aluminum Corp., 5.875%, 5/15/2024		1,315,000	1,334,725
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		1,025,000	1,021,105
Novelis Corp., 5.875%, 9/30/2026 (n)		1,640,000	1,582,600
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		975,000	916,500
Southern Copper Corp., 5.875%, 4/23/2045		753,000	795,172
Steel Dynamics, Inc., 4.125%, 9/15/2025		505,000	479,750
Steel Dynamics, Inc., 5%, 12/15/2026		348,000	346,260
TMS International Corp., 7.25%, 8/15/2025 (n)		790,000	742,600
Vale S.A., 3.75%, 1/10/2023	EUR	400,000	480,730
			$ 13,788,971
Midstream – 4.5%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,248,000	$ 1,228,032
APT Pipelines Ltd., 5%, 3/23/2035 (n)		542,000	538,823
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		490,000	494,900
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)		785,000	772,244
Cheniere Energy, Inc., 5.875%, 3/31/2025		1,140,000	1,200,944
DCP Midstream Operating LP, 4.95%, 4/01/2022		410,000	414,100
DCP Midstream Operating LP, 3.875%, 3/15/2023		770,000	748,825
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)		895,000	912,900
DCP Midstream Operating LP, 5.6%, 4/01/2044		440,000	399,300
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		415,000	412,506
Energy Transfer Equity LP, 5.875%, 1/15/2024		1,175,000	1,248,437
EnLink Midstream Partners LP, 4.4%, 4/01/2024		1,375,000	1,320,000
MPLX LP, 4.5%, 4/15/2038		371,000	340,560
ONEOK, Inc., 4.95%, 7/13/2047		928,000	879,040
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		500,000	516,836
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		400,000	392,565
Tallgrass Energy LP, 4.75%, 10/01/2023 (n)		660,000	658,350
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,975,000	1,924,934
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		665,000	665,831
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)		625,000	614,062
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027		2,305,000	2,224,325
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029 (n)		511,000	531,736
			$ 18,439,250
Mortgage-Backed – 1.3%
Freddie Mac, 3.002%, 1/25/2024		$1,500,000	$ 1,506,705
Freddie Mac, 3.329%, 5/25/2025		2,000,000	2,036,987
Freddie Mac, 2.673%, 3/25/2026		1,099,000	1,075,980

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.194%, 7/25/2027		$850,000	$ 849,596
			$ 5,469,268
Municipals – 0.1%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027		$50,000	$ 51,748
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	222,815
			$ 274,563
Natural Gas - Distribution – 0.4%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$420,000	$ 401,579
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,030,000	1,022,275
			$ 1,423,854
Natural Gas - Pipeline – 0.3%
Peru LNG, 5.375%, 3/22/2030		$1,047,000	$ 1,051,240
Network & Telecom – 1.1%
AT&T, Inc., 4.75%, 5/15/2046		$1,175,000	$ 1,099,193
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	400,000	515,215
Telecom Italia S.p.A., 3%, 9/30/2025	EUR	550,000	591,245
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		$961,000	971,638
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025		455,000	444,194
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		920,000	888,895
			$ 4,510,380
Oil Services – 0.6%
Apergy Corp., 6.375%, 5/01/2026		$1,160,000	$ 1,141,150
Diamond Offshore Drill Co., 5.7%, 10/15/2039		965,000	661,025
Nabors Industries, Inc., 5.75%, 2/01/2025		540,000	469,800
			$ 2,271,975
Oils – 1.0%
Neste Oyj, 1.5%, 6/07/2024	EUR	500,000	$ 580,888
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$1,740,000	1,661,700
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023		160,000	160,352
Phillips 66, 4.875%, 11/15/2044		606,000	627,518
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		1,025,000	1,091,950
			$ 4,122,408
Other Banks & Diversified Financials – 2.2%
AIB Group PLC, 1.5%, 3/29/2023	EUR	550,000	$ 625,671
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$1,046,000	1,064,155
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	400,000	479,002
BPCE S.A., 5.25%, 4/16/2029	GBP	400,000	607,729
Caixa Geral de Depositos, 5.75%, 6/28/2028	EUR	500,000	599,919
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	400,000	519,559
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$302,000	299,681
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	250,000	345,156
Intesa Sanpaolo S.p.A., 2.125%, 8/30/2023	EUR	300,000	347,234
JSC Kazkommertsbank, 5.5%, 12/21/2022		$1,243,000	1,236,785
Macquarie Group Ltd., 1.25%, 3/05/2025	EUR	300,000	336,673
UBS AG, 5.125%, 5/15/2024		$981,000	992,313
UniCredit S.p.A., 1%, 1/18/2023	EUR	800,000	865,347
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$412,000	420,888
			$ 8,740,112

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 1.2%
Bayer Capital Corp. B.V., 1.5%, 6/26/2026	EUR	400,000	$ 453,398
Celgene Corp., 2.875%, 8/15/2020		$600,000	598,883
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)		270,000	220,388
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		575,000	521,812
Takeda Pharmaceutical Co. Ltd., 1.125%, 11/21/2022 (z)	EUR	500,000	578,819
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026 (z)		400,000	476,121
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)		$885,000	858,450
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)		1,365,000	1,289,925
			$ 4,997,796
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$552,000	$ 561,470
Precious Metals & Minerals – 0.3%
Teck Resources Ltd., 6%, 8/15/2040		$290,000	$ 290,725
Teck Resources Ltd., 6.25%, 7/15/2041		730,000	761,025
			$ 1,051,750
Printing & Publishing – 0.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$1,021,000	$ 1,019,468
Real Estate - Apartment – 0.2%
Grand City Properties S.A., 3.75% to 2/18/2022, FLR (EUR Swap Rate - 5yr. + 3.888%) to 2/18/2027, FLR (EUR Swap Rate - 5yr. +4.138%) to 2/18/2042, FLR (EUR Swap Rate - 5yr. + 4.888%) to 12/31/2049	EUR	600,000	$ 698,455
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$980,000	$ 984,900
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		1,255,000	1,221,742
			$ 2,206,642
Real Estate - Office – 0.3%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	550,000	$ 651,889
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		350,000	389,600
			$ 1,041,489
Real Estate - Other – 0.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024		$1,245,000	$ 1,254,337
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027		785,000	786,963
			$ 2,041,300
Restaurants – 0.4%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$410,000	$ 410,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		1,105,000	1,118,812
			$ 1,528,812
Retailers – 1.2%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,329,000	$ 1,381,609
Best Buy Co., Inc., 4.45%, 10/01/2028		585,000	556,573
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)		490,000	488,775
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		795,000	761,213
Home Depot, Inc., 2.625%, 6/01/2022		585,000	583,134
Home Depot, Inc., 3%, 4/01/2026		475,000	466,753
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		500,000	487,250
			$ 4,725,307
Specialty Chemicals – 0.4%
Univar USA, Inc., 6.75%, 7/15/2023 (n)		$1,760,000	$ 1,808,400

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.5%
Penske Automotive Group Co., 5.375%, 12/01/2024		$190,000	$ 187,625
Penske Automotive Group Co., 5.5%, 5/15/2026		520,000	508,300
Rallye S.A., 4.25%, 3/11/2019	EUR	500,000	566,577
Richemont International S.A., 1.5%, 3/26/2030		500,000	583,446
			$ 1,845,948
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024		$445,000	$ 439,437
Casino Guichard Perracho, 4.498%, 3/07/2024	EUR	500,000	551,785
Esselunga S.p.A., 0.875%, 10/25/2023		100,000	110,731
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022		$1,003,000	1,008,918
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	342,471
			$ 2,453,342
Supranational – 0.2%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	270,000	$ 198,516
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		405,000	324,464
International Finance Corp., 3.25%, 7/22/2019		585,000	427,311
			$ 950,291
Telecommunications - Wireless – 3.9%
Altice France S.A., 6.25%, 5/15/2024 (n)		$400,000	$ 392,120
Altice France S.A., 8.125%, 2/01/2027 (n)		650,000	638,560
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		525,000	509,250
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		895,000	760,750
American Tower Corp., REIT, 3.5%, 1/31/2023		743,000	739,572
American Tower Corp., REIT, 4%, 6/01/2025		514,000	516,251
Crown Castle International Corp., 3.7%, 6/15/2026		741,000	719,239
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,338,000	1,093,413
Millicom International Cellular S.A., 6.625%, 10/15/2026 (n)		1,018,000	1,040,905
SBA Communications Corp., 4%, 10/01/2022		1,180,000	1,165,250
SBA Communications Corp., 4.875%, 9/01/2024		645,000	645,806
SBA Tower Trust, 2.898%, 10/15/2044 (n)		439,000	437,480
SFR Group S.A., 7.375%, 5/01/2026 (n)		400,000	385,496
Sprint Corp., 7.875%, 9/15/2023		1,570,000	1,668,125
Sprint Corp., 7.125%, 6/15/2024		1,230,000	1,258,444
Sprint Nextel Corp., 6%, 11/15/2022		1,050,000	1,061,812
T-Mobile USA, Inc., 6.5%, 1/15/2024		405,000	419,175
T-Mobile USA, Inc., 5.125%, 4/15/2025		730,000	737,300
T-Mobile USA, Inc., 6.5%, 1/15/2026		800,000	846,000
T-Mobile USA, Inc., 5.375%, 4/15/2027		620,000	624,650
			$ 15,659,598
Telephone Services – 0.5%
Level 3 Financing, Inc., 5.375%, 1/15/2024		$390,000	$ 388,050
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,170,000	1,155,375
TELUS Corp., 5.05%, 7/23/2020	CAD	425,000	335,006
			$ 1,878,431
Tobacco – 0.2%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	300,000	$ 338,357
Reynolds American, Inc., 8.125%, 6/23/2019		$257,000	261,977
Reynolds American, Inc., 3.25%, 6/12/2020		69,000	69,006
			$ 669,340
Transportation - Services – 1.2%
Autostrade per l'Italia S.p.A., 6.25%, 6/09/2022	GBP	300,000	$ 423,578
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	500,000	541,436
Heathrow Funding Ltd., 1.875%, 7/12/2032		300,000	341,764

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	200,000	$ 326,452
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		$1,158,000	1,082,730
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025		1,212,000	1,202,189
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		385,000	308,000
Transurban Finance Co., 1.75%, 3/29/2028	EUR	500,000	570,936
			$ 4,797,085
U.S. Treasury Obligations – 9.9%
U.S. Treasury Bond, 3.75%, 11/15/2043		$14,000,000	$ 15,867,031
U.S. Treasury Bonds, 3%, 5/15/2047		1,960,000	1,957,550
U.S. Treasury Notes, 2.75%, 2/15/2024 (f)		14,000,000	14,194,141
U.S. Treasury Notes, 2%, 11/15/2026		8,605,000	8,259,119
			$ 40,277,841
Utilities - Electric Power – 4.0%
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)		$1,280,000	$ 1,182,400
Covanta Holding Corp., 5.875%, 3/01/2024		1,175,000	1,172,063
Covanta Holding Corp., 5.875%, 7/01/2025		555,000	543,900
Covanta Holding Corp., 6%, 1/01/2027		910,000	871,325
Drax Finco PLC, 6.625%, 11/01/2025 (n)		890,000	885,550
Duke Energy Florida LLC, 3.2%, 1/15/2027		589,000	574,846
EDP Finance B.V., 5.25%, 1/14/2021 (n)		200,000	204,436
Emera U.S. Finance LP, 2.7%, 6/15/2021		142,000	139,116
Emera U.S. Finance LP, 3.55%, 6/15/2026		162,000	154,423
Enel Finance International N.V., 3.5%, 4/06/2028 (z)		430,000	379,032
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.880%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		500,000	535,000
Enel S.p.A., 6.625% to 9/15/2021, FLR (GBP Swap Rate - 5yr. + 4.089%) to 9/15/2026, FLR (GBP Swap Rate - 5yr. + 4.339%) to 9/15/2041, FLR (GBP Swap Rate - 5yr. + 5.089%) to 9/15/2076	GBP	230,000	320,103
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	1,031,988
Exelon Corp., 3.497%, 6/01/2022		259,000	257,008
FirstEnergy Corp., 3.9%, 7/15/2027		115,000	112,522
Greenko Dutch B.V., 5.25%, 7/24/2024		902,000	836,244
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	300,000	464,897
Listrindo Capital B.V., 4.95%, 9/14/2026		$910,000	857,675
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (z)		918,000	959,003
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		628,000	609,376
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,315,000	1,252,932
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		355,000	322,828
PPL Capital Funding, Inc., 5%, 3/15/2044		270,000	280,001
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		183,000	188,420
Star Energy Geothermal Pte Ltd., 6.75%, 4/24/2033		844,397	819,616
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		20,000	19,100
Transelec S.A., 4.25%, 1/14/2025 (n)		535,000	527,644
Virginia Electric & Power Co., 3.5%, 3/15/2027		839,000	834,557
			$ 16,336,005
Total Bonds			$ 493,804,481
Floating Rate Loans (r) – 0.4%
Broadcasting – 0.0%
Warner Music Group, Term Loan F, 4.896%, 11/01/2023		$137,000	$ 133,860
Conglomerates – 0.0%
Gates Global LLC, Term Loan B2, 5.248%, 3/31/2024		$162,588	$ 158,885
Entertainment – 0.1%
Live Nation Entertainment, Inc., Term Loan B3, 4.125%, 10/31/2023		$210,464	$ 209,237

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Food & Beverages – 0.0%
U.S. Foods, Inc., Term Loan B, 1%, 6/27/2023	$136,650	$ 134,293
Medical & Health Technology & Services – 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 5.248%, 6/24/2021	$681,450	$ 679,746
Oil Services – 0.1%
Apergy Corp., Term Loan B, 5.16%, 5/09/2025	$197,646	$ 193,075
Total Floating Rate Loans		$ 1,509,096
Common Stocks – 0.2%
Energy - Independent – 0.1%
Frontera Energy Corp.	20,290	$ 181,784
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	520	$ 462,498
Total Common Stocks		$ 644,282
Convertible Bonds – 0.0%
Cable TV – 0.0%
DISH Network Corp., 3.375%, 8/15/2026	$270,000	$ 229,365
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	332	$ 332
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	332	166
Total Warrants				$ 498

Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.47% (v)	3,197,463	$ 3,197,143

Other Assets, Less Liabilities – (23.1)%		(93,817,073)
Net Assets – 100.0%		$ 405,567,792
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,197,143 and $496,187,722, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $184,475,843, representing 45.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	1/27/11	$315,788	$268
Afren PLC, 10.25%, 4/08/2019	3/01/12	209,874	175
Allison Transmission, Inc., 4.75%, 10/01/2027	1/16/19	278,693	279,000
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.102% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	1,205,026	1,118,134
CFX Escrow Corp., 6%, 2/15/2024	1/31/19	155,000	155,000
CFX Escrow Corp., 6.375%, 2/15/2026	1/31/19	100,000	100,000
Constellation Merger Sub, Inc., 8.5%, 9/15/2025	1/29/19-1/30/19	230,570	230,700
Core & Main LP, 6.125%, 8/15/2025	1/04/19-1/25/19	337,157	342,900
Corporacion Nacional del Cobre de Chile, 4.375%, 2/05/2049	1/28/19	937,054	962,088
Coty, Inc., 4%, 4/15/2023	3/28/18	369,030	317,747
Enel Finance International N.V., 3.5%, 4/06/2028	10/02/18	378,697	379,032
Energizer Holdings, Inc., 7.75%, 1/15/2027	1/17/19	50,000	51,518
Fox Corp., 4.709%, 1/25/2029	1/15/19	122,000	127,272
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.48% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	2,500,000	2,457,873
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039	1/29/19	918,000	959,003
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023	8/30/18	829,660	812,625
Takeda Pharmaceutical Co. Ltd., 1.125%, 11/21/2022	11/15/18	564,584	578,819
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026	11/15/18	452,729	476,121
TransDigm, Inc., 6.25%, 3/15/2026	1/30/19	1,302,000	1,321,530
Total Restricted Securities			$10,669,805
% of Net assets			2.6%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	547,592	USD	625,173	Brown Brothers Harriman	4/12/2019	$5,250
EUR	400,047	USD	459,762	Citibank N.A.	4/12/2019	798
EUR	780,823	USD	895,781	Deutsche Bank AG	4/12/2019	3,153
EUR	234,916	USD	269,786	JPMorgan Chase Bank N.A.	4/12/2019	666
EUR	327,245	USD	375,665	NatWest Markets PLC	4/12/2019	1,082
GBP	63,000	USD	82,898	Citibank N.A.	4/12/2019	19
GBP	80,000	USD	103,384	NatWest Markets PLC	4/12/2019	1,908
GBP	246,854	USD	319,521	UBS AG	4/12/2019	5,374
KRW	42,694,000	USD	38,213	JPMorgan Chase Bank N.A.	3/11/2019	193
NOK	1,421,290	USD	167,161	JPMorgan Chase Bank N.A.	4/12/2019	1,864
SGD	54,000	USD	39,921	JPMorgan Chase Bank N.A.	4/12/2019	253
ZAR	823,000	USD	58,559	UBS AG	4/12/2019	3,007
USD	286,944	CHF	278,919	UBS AG	4/12/2019	4,631
USD	833,743	EUR	719,761	Deutsche Bank AG	4/12/2019	5,108
USD	27,697,434	EUR	23,939,692	Goldman Sachs International	4/12/2019	136,493
USD	117,669	EUR	101,573	NatWest Markets PLC	4/12/2019	731
USD	159,246	JPY	17,239,477	Goldman Sachs International	4/12/2019	93
USD	336,997	JPY	36,389,752	JPMorgan Chase Bank N.A.	4/12/2019	1,052
						$ 171,675
Liability Derivatives
DKK	11,054	USD	1,706	NatWest Markets PLC	4/12/2019	$(0)
EUR	994,909	USD	1,149,287	Brown Brothers Harriman	4/12/2019	(3,883)
EUR	100,388	USD	116,131	Deutsche Bank AG	4/12/2019	(558)
HKD	19,818,000	USD	2,536,460	Deutsche Bank AG	4/12/2019	(4,359)
USD	901,301	AUD	1,259,795	Deutsche Bank AG	4/12/2019	(15,310)
USD	1,216,237	CAD	1,617,261	Citibank N.A.	4/12/2019	(16,660)
USD	475,729	EUR	413,863	Citibank N.A.	4/12/2019	(737)
USD	225,129	EUR	196,168	Deutsche Bank AG	4/12/2019	(713)
USD	10,308,632	EUR	9,002,755	JPMorgan Chase Bank N.A.	3/18/2019	(33,175)
USD	6,875,376	GBP	5,360,834	JPMorgan Chase Bank N.A.	4/12/2019	(180,244)
USD	283,480	GBP	219,000	UBS AG	4/12/2019	(4,755)
USD	1,687,327	MXN	32,899,000	JPMorgan Chase Bank N.A.	4/12/2019	(15,897)
USD	11,509	NZD	17,000	Goldman Sachs International	4/12/2019	(258)
						$(276,549)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	102	$15,519,465	March – 2019	$(84,295)
German Euro-Bund 10 yr	Short	EUR	28	5,309,523	March – 2019	(103,583)
U.S. Treasury Bond 30 yr	Short	USD	5	733,437	March – 2019	(37,362)
U.S. Treasury Note 10 yr	Short	USD	458	56,090,687	March – 2019	(1,590,350)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 5 yr	Short	USD	87	$9,992,766	March – 2019	$ (185,182)
						$(2,000,772)
At January 31, 2019, the fund had cash collateral of $89,000 and other liquid securities with an aggregate value of $854,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$181,784	$498	$462,498	$644,780
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	40,277,841	—	40,277,841
Non-U.S. Sovereign Debt	—	75,238,032	—	75,238,032
Municipal Bonds	—	274,563	—	274,563
U.S. Corporate Bonds	—	252,030,919	—	252,030,919
Residential Mortgage-Backed Securities	—	5,469,268	—	5,469,268
Commercial Mortgage-Backed Securities	—	1	—	1
Asset-Backed Securities (including CDOs)	—	8,865,495	—	8,865,495
Foreign Bonds	—	111,877,727	—	111,877,727
Floating Rate Loans	—	1,509,096	—	1,509,096
Mutual Funds	3,197,143	—	—	3,197,143
Total	$3,378,927	$495,543,440	$462,498	$499,384,865
Other Financial Instruments
Futures Contracts - Liabilities	$(2,000,772)	$—	$—	$(2,000,772)
Forward Foreign Currency Exchange Contracts - Assets	—	171,675	—	171,675
Forward Foreign Currency Exchange Contracts - Liabilities	—	(276,549)	—	(276,549)
For further information regarding security characteristics, see the Portfolio of Investments. At January 31, 2019, the fund held one level 3 security valued at $462,498, which was also held and valued at $462,498 at October 31, 2018.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,353,431	32,155,008	(36,310,976)	3,197,463
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(672)	$(79)	$—	$39,237	$3,197,143

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2019

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2019

*	Print name and title of each signing officer under his or her signature.